COLUMBIA FUNDS SERIES TRUST I

COLUMBIA GLOBAL DIVIDEND OPPORTUNITY FUND

(the “Fund”)

Supplement dated February 28, 2013 to the

Fund’s prospectus dated January 1, 2013

Effective immediately, Laton Spahr is no longer a portfolio manager of the Fund. Accordingly, all references to

Mr. Spahr in the prospectus are hereby removed.

Shareholders should retain this Supplement for future reference.